Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMorgan Chase & Co.
Registration File Number	333-293684
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES